Segment Information (Details) - Schedule of Revenue and Expenses for the Period and Assets and Liabilities - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Psychedelic products [Member]
Schedule of Revenue and Expenses for the Period and Assets and Liabilities [Line Items]
Revenue from external customers
Interest revenue
Other revenue
Other expenses		(883,708)	(768,316)
Segment loss after income tax		(883,708)	(768,316)
Segment assets		56,058	2,000
Segment liabilities		(354,310)
Cannabinoid Products [Member]
Schedule of Revenue and Expenses for the Period and Assets and Liabilities [Line Items]
Revenue from external customers			1,897,596	[1]
Interest revenue	(129)	96	6
Other revenue	1,013,879	782,383
Other expenses		(4,642,796)	(5,202,371)
Segment loss after income tax	(8,107,858)	(3,860,317)	(3,304,769)
Segment assets	53,359,216	263,731	104,267
Segment liabilities		(577,819)	(86,522)
Corporate [Member]
Schedule of Revenue and Expenses for the Period and Assets and Liabilities [Line Items]
Revenue from external customers
Interest revenue	362,895	6,175	2,673
Other revenue			73,069
Other expenses		(10,166,059)	(7,375,456)
Segment loss after income tax	(10,779,667)	(10,159,884)	(7,299,714)
Segment assets	$ 34,349,676	37,559,819	9,222,528
Segment liabilities		(1,078,404)	(668,527)
Consolidated [Member]
Schedule of Revenue and Expenses for the Period and Assets and Liabilities [Line Items]
Revenue from external customers			1,897,596
Interest revenue		6,271	2,679
Other revenue		782,383	73,069
Other expenses		(15,692,563)	(13,346,143)
Segment loss after income tax		(14,903,909)	(11,372,799)
Segment assets		37,879,608	9,328,795
Segment liabilities		$ (2,010,533)	$ (755,049)

[1]	Of the total revenue from pharmaceuticals in each year, 100% was through Cannvalate Pty Ltd’s distribution network.